Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of class of assets

	Rights and Concessions (*)	Software	Goodwill	Total
Balance at January 1, 2020	19,168	242	63	19,473
Addition	31	88	-	119
Capitalized borrowing costs	-	1	-	1
Write-offs	(173)	(3)	-	(176)
Transfers	(2)	(1)	(26)	(29)
Amortization	(8)	(58)	-	(66)
Impairment recognition	-	(6)	(6)	(12)
Cumulative translation adjustment	(4,302)	(53)	(7)	(4,362)
Balance at December 31, 2020	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	-	(1,124)
Balance at December 31, 2020	14,714	210	24	14,948
Addition	106	165	-	271
Capitalized borrowing costs	-	5	-	5
Write-offs	(12)	(3)	-	(15)
Transfers	(94)	3	-	(91)
Signature Bonuses Transfers	(11,629)	-	-	(11,629)
Amortization	(6)	(54)	-	(60)
Impairment reversal	-	1	-	1
Cumulative translation adjustment	(384)	(19)	(2)	(405)
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	-	(1,062)
Balance at December 31, 2021	2,695	308	22	3,025
Estimated useful life in years	(**)	5	Indefinite
(*)	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

Schedule of surplus Volume

The result of the operation is shown below:

Financial compensation received	2,938
Reimbursement of expenses	59
Disposition of other assets and liabilities – PP&E and Decommissioning	(976)
Disposition of signature bonuses	(1,390)
Total effect in the statement of income (within Other income and expenses)	631